FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total derivative assets
Gross amounts presented in the consolidated balance sheet	$ 5,978	$ 8,736
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(969)	(481)
Net amount	5,009	8,255
Total derivative liabilities
Gross amounts presented in the consolidated balance sheet	933	385
Gross amounts not offset in the combined carve-out balance sheet subject to netting agreements	(969)	(481)
Net amount	$ (36)	$ (96)